RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
RECEIVABLES AND OTHER CURRENT ASSETS
Schedule of receivables and other current assets
	December 31, 2017	December 31, 2016
Sales taxes receivable	143	17
Interest receivable	16	9
Other current assets	83	116

	242	142